Business Combinations - Additional Information (Details) - JPY (¥) ¥ in Millions			12 Months Ended
	Apr. 11, 2025	Apr. 01, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Apr. 28, 2025
Disclosure of detailed information about business combination [line items]
Changes due to business combinations of entities under common control - PayPay Securities Corporation and PayPay Bank Corporation			¥ (123,185)
Investments accounted for using equity method			12,762	¥ 1,012
Payments for the purchase of the equity interest of subsidiaries, through business combinations of entities under common control			130,185	¥ 0	¥ 0
Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Changes due to business combinations of entities under common control - PayPay Securities Corporation and PayPay Bank Corporation			(86,358)
Share Premium
Disclosure of detailed information about business combination [line items]
Changes due to business combinations of entities under common control - PayPay Securities Corporation and PayPay Bank Corporation			(36,827)
PayPay Securities Corporation
Disclosure of detailed information about business combination [line items]
Percentage of shares acquired		31.00%
Percentage of shares held		75.20%
Percentage of shares held prior to acquisition		35.00%
Cash consideration paid		¥ 12,807
PayPay Bank Corporation
Disclosure of detailed information about business combination [line items]
Percentage of shares acquired	47.10%
Percentage of shares held						75.50%
Cash consideration paid	¥ 117,378
PayPay Securities Corporation and PayPay Bank Corporation
Disclosure of detailed information about business combination [line items]
Payments for the purchase of the equity interest of subsidiaries, through business combinations of entities under common control			¥ 130,185